FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS [Abstract]
Disclosure of financial instruments at fair value through profit or loss [Table Text Block]
	Level	December 31, 2021	December 31, 2020	January 1, 2020
FINANCIAL ASSETS:

Cash and cash equivalents	1	$14,337,078	$29,061,142	$24,117,144

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
At December 31, 2021	Possible exposure*	Impact on net loss	Impact on net loss

US dollar	+/-5%	$657,548	$(657,548)

*Possible exposure is based on management's best estimate of the reasonably possible fluctuations of foreign exchange rates in the next twelve months.